GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2015	2014	2013

United States	$8,536	$9,929	$7,837
Netherlands	1,577	1,668	1,633
United Kingdom	1,518	1,513	1,878
South Africa	1,479	613	142
Germany	1,316	1,976	2,185
Ireland	1,230	-	-
Other	1,667	674	1,951

	$17,323	$16,373	$15,626

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2015	2014
Property and equipment:

Israel	$202	$168
North America	186	228
Other	-	1

	$388	$397

Percentage of Total Revenues
	Year ended December 31,
	2015	2014	2013

Customer A	9%	10%	10%
Customer B	8%	9%	13%
Customer C	8%	12%	14%
Customer D	7%	8%	11%
Customer E	3%	23%	5%